Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivables [Line Items]
Receivables	$ 1,692.6	$ 1,516.6	$ 1,466.1
Allowance at beginning of year	(7.3)	(8.3)	(7.5)
Reversal of allowance	4.1	2.1	1.7
Addition to allowance	(2.2)	(2.1)	(4.7)
Write-off against allowance	0.9	1.2	2.0
Translation difference	(0.1)	(0.2)	0.2
Allowance at end of year	(4.6)	(7.3)	(8.3)
Total receivables, net of allowance	$ 1,688.0	$ 1,509.3	$ 1,457.8